CONTINGENT CONSIDERATION (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Discount rate		16.00%
Payment of contingent consideration		$ 1,239	$ 2,054
Subsequent Event [Member]
Payment of contingent consideration	$ 750